LEASES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finance lease costs
ROU amortization on finance leases	$ 86,000	$ 134,000
Payment on finance leases	$ (73,000)	$ (111,000)
ConnectM Before Business Combination
LEASES
Lease extension term			5 years
Lessee, Operating Lease, Existence of Option to Extend			true
Lessee, Operating Lease, Existence of Option to Terminate			true
Components of lease expenses
Operating lease costs			$ 168,995	$ 111,062
Finance lease costs
ROU amortization on finance leases			118,851	87,184
Interest on lease liabilities			18,956	26,643
Total lease costs			306,802	224,889
Operating cash outflows from operating leases			(166,060)	(109,952)
Payment on finance leases			$ (90,409)	$ (57,098)
Weighted-average remaining lease term, Operating leases (in years)			2 years 6 months 7 days
Weighted-average remaining lease term, Finance leases (in years)			2 years 6 months 18 days
Weighted-average discount rate, Operating leases			8.00%
Weighted-average discount rate, Finance leases			8.00%
ConnectM Before Business Combination | Minimum
LEASES
Operating lease remaining term			1 year
ConnectM Before Business Combination | Maximum
LEASES
Operating lease remaining term			5 years